UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.
(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005
(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Item 1.

Directors
J. Morton Davis
Jerome Fisch
Dov Perlysky
Howard Spindel
Leonard Toboroff
ENGEX, Inc.
Officers
J. Morton Davis, Chairman of the Board
   and President
David Nachamie, Secretary
Gilbert Jackson, Treasurer

Custodian
Bank of America
100 Federal Street, 17th Floor                                                              FINANCIAL STATEMENTS
Boston, Massachusetts 02110                                                           and
SEMI-ANNUAL REPORT
Transfer Agent
American Stock Transfer & Trust Co.
59 Maiden Lane                                                                                    March 31, 2008
New York, New York 10038

Independent Accountants                                                                   ENGEX, INC. is listed on the
Raich Ende Malter & Co. LLP                                                            American Stock Exchange (AMEX)
1375 Broadway                                                                                     Symbol - EGX
New York, New York  10018

Engex, Inc.
44 Wall Street
New York, New York  10005
(212) 495-4200

ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008
(UNAUDITED)

Assets:

Investment in securities at market value (identified costs - $8,358,664) (Notes 1(a) (b) 3 and 5)	$8,410,421

Private investments at fair value (identified cost - $2,971,254) (Notes 1(a) (b) 3 and 5)	495,000

Other assets	6,335

TOTAL ASSETS		$8,911,756

Liabilities:

Accounts payable and accrued expenses	169,476

Due to custodian (Notes 5 and 6)	1,520,964

TOTAL LIABILITIES		1,690,440

COMMITMENT AND CONTINGENCIES (Note 6)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES		$7,221,316

NET ASSET VALUE PER SHARE		$4.93

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $.10 par value:

Authorized – 2,500,000 shares, Issued – 1,465,837 shares		146,583

Additional paid-in capital		14,257,559

Unrealized depreciation on investments		(2,424,497)

Cumulative net realized loss from investment transactions		(3,083,233)

Undistributed net investment loss		(1,675,096)

NET ASSETS		$7,221,316

The accompanying notes are an integral part of this statement.

ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

March 31, 2008
(UNAUDITED)

	Number of Shares			Market Value

COMMON STOCK (116.5%)

Biotechnology (89.3%)

Enzo Biochem, Inc.*(a)	703,396	Shares	$6,393,871
Keryx Biopharmaceutical*(a)	85,500	Shares	51,300	$6,445,171

Technology (0.8%)

Silverstar Holdings Ltd.*	51,600	Shares		58,824

Gaming Industry (11.1%)

American Vantage Company*	474,500	Shares		806,650

Publicly Traded Restricted Securities (15.3%)

MiMedx, Inc.*	282,342	Shares		1,099,776

TOTAL INVESTMENT IN MARKETABLE SECURITIES (IDENTIFIED COST - $8,358,664)				$8,410,421

PRIVATE INVESTMENTS* (6.9%)

Etilize Inc.	506,756	Shares		$375,000
GMP Companies	4,675	Shares		-
Corente, Inc.	11,793	Shares		-
Surgivision Series A Pfd	300,000	Shares		120,000

TOTAL PRIVATE INVESTMENTS (6.9%)

(COST IDENTIFIED- $2,971,254)				$495,000

*Non income-producing securities
(a) Pledged as collateral against margin balance at custodian

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF OPERATIONS

For The Six Months Ended March 31, 2008
(UNAUDITED)

INVESTMENT INCOME:

Dividends	$51
		$51

Expenses:

Professional fees	98,212

Management fees – affiliate	41,556

Insurance	13,707

Interest Expense	67,310

Custodian and transfer fees	33,753

Directors’ fees and expenses	10,500

Shareholders’ reports and printing	9,947

Other taxes	6,438

Miscellaneous	739

Total Expenses		282,162
INVESTMENT LOSS BEFORE INCOME TAXES		(282,111)
INCOME TAX EXPENSE
Current	1,070
Deferred	-	1,070
NET INVESTMENT LOSS		(283,181)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from securities transactions		(729,473)

Net change in unrealized depreciation on investments		(943,435)

NET DECREASE ON INVESTMENTS		(1,672,908)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(1,956,089)

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS

For The Six Months Ended March 31, 2008 and 2007
(UNAUDITED)

	2008	2007
Increase (decrease) in net assets from operations:

Net investment (loss)	$(283,181)	$(299,623)

Net realized (loss) on securities transactions	(729,473)	-

Change in unrealized appreciation (depreciation) on investments	(943,435)	2,136,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,956,089)	1,837,374

ASSETS CONTRIBUTED BY SHAREHOLDERS	312,503	-

INCREASE IN NET ASSETS RESULTING FROM CONVERSION OF DEBT TO EQUITY	-	4,324,235

NET INCREASE (DECREASE) IN NET ASSETS	(1,643,586)	6,161,609

NET ASSETS – BEGINNING OF PERIOD	8,864,902	5,662,246

NET ASSETS – END OF PERIOD	$7,221,316	$11,823,855

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF CASH FLOWS

For The Six Months Ended March 31, 2008
(UNAUDITED)

Cash flows provided by operating activities

Net Investment (loss)	$(283,181)

Net realized and unrealized (loss) on investments	(1,672,908)
(1,956,089)

Adjustments to reconcile net increase in net assets to net cash provided by operating activities:

Change in operating assets:

Securities owned	2,996,175
Other assets	37,951

Change in operating liabilities:

Accounts payable and accrued expenses	66,291

Net cash in used in operating activities	1,144,328

Cash flows provided by (used in) financing activities

Increase additional paid in capital	312,503
Repayments of margin loan	(1,456,831)

Net cash (used in) by financing activities	(1,144,328)

Net increase (decrease) in cash and balance at beginning and end of the year	$-

Supplement disclosure of cash flow information:

Cash paid for margin interest	$67,310

The accompanying notes are an integral part of this statement.

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Engex, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company.  The investment objective of the Fund is to seek a high total return consisting primarily of realized and unrealized gains on its equity investments. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)
SECURITY TRANSACTIONS – Security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

(b)
SECURITY VALUATION – Investments in securities traded on a national securities exchange are valued at the last reported sales price on March 31, 2008. Securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price.

Investments for which quotations are not readily available are valued at fair value, as determined by the Board of Directors.  These estimated values may not reflect amounts that could be realized upon immediate sale, or amounts that ultimately may be realized.  The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(c)	FEDERAL INCOME TAXES – The Fund no longer qualifies under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(d)
USE OF ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATED PERSON

The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”), which is wholly owned by the Chairman of the Fund.  Certain officers of Advisors are also officers of the Fund.  Under this agreement, Advisors will serve as an investment advisor of the Fund for a fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets.  For the six months ended March 31, 2008, Advisors earned a management fee of $41,556, of which $26,386 was due to Advisors at March 31, 2008 and is included in accrued expenses in the accompanying statement of assets and liabilities.

On January 4, 2007, the Chairman was issued 488,614 shares of the Fund in exchange for the cancellation of the Fund's debt to him in the amount of $4,324,237.  The exchange was based on the closing price of the Fund's shares of $8.85 on the AMEX on January 3, 2007.  The net asset value of the Fund on that date was $7.92.

In October 2007 the Chairman contributed to the Fund 200,000 common shares of MiMedx, Inc., a private entity, whose fair value of $20,000 was reflected as an increase in additional paid-in capital.  In February 2008, MiMedx, Inc. was acquired by Alynx, Co. (a public shell) in a reverse merger.  Another shareholder, D.H. Blair Investment Banking Corp., which is wholly owned by the Chairman of the Fund, contributed 254,550 unregistered common shares of Alynx, Co. to the Fund in February 2008.  Upon the completion of the merger with MiMedx, Inc., the Alynx, Co. shares were exchanged for 82,342 unregistered common shares of MiMedx, Inc.  The fair value of the shares contributed of $292,503 was reflected in an increase is additional paid-in capital.  The fair value of the 282,342 shares at March 31, 2008 was $1,099,776.

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 3.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2008, purchases and sales of investment securities were $0 and $1,635,768 respectively.  Gross unrealized appreciation amounted to $1,583,118 and gross unrealized depreciation amounted to $4,007,615 at March 31, 2008.

NOTE 4.  DUE TO BROKER – MARGIN LOAN

The Fund has a margin loan payable to its broker.  Such loan bears interest at a rate which varies with the broker’s prime lending rate.  The interest paid during the six months ranged from a rate of 4.87% to 6.70% with a weighted average interest rate 5.70%.  The maximum loan outstanding and the weighted average amount of loans (computed on a monthly basis) during the six months were $3,015,422 and $2,130,615 respectively.

At March 31, 2008, the margin loan was $1,520,964 and was collateralized by certain Fund investment securities aggregating $6,830,190.

NOTE 5.  FAIR VALUE OF FINANCIAL INSTRUMENTS

Investments in securities are carried at market value or estimated fair value.  Management has estimated that the carrying amount of the margin loan approximates fair value due to the variable interest rate of the loan.

Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.  Settlement of the Fund’s debt obligations at fair value may not be possible and may not be a prudent management decision.

NOTE 6.  CONCENTRATIONS OF CREDIT RISK

The Fund presently intends to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest.  While such acquisitions are likely to bring the Fund closer to its expressed intention of seeking to deregister under the Investment Company Act of 1940, they are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries.  Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

The Fund has borrowed funds in connection with its investment portfolio, and plans to continue to do so, and to consider various alternative means of doing so which may be available to it.  Such borrowings are presently limited by certain asset coverage requirements under the Investment Company Act of 1940.  By increasing the amount of such leverage utilized by the Fund, opportunities may be enhanced, but certain risks are created, including a higher volatility of the net asset value of the Fund’s common stock and potentially higher volatility in its market value.  When monies are borrowed by the Fund, creditors have a fixed dollar claim on the Fund’s assets and income, which is prior to any claim on the Fund’s assets, and income by its stockholders.  Therefore, any relative decline in the value of the Fund’s assets or the income it receives will cause the net asset value of the Fund’s stock and any income available to it to decline more sharply than if there were no such prior claims.

ENGEX, INC.

FINANCIAL HIGHLIGHTS

                                             Six Months
                                             Ended                                        Years Ended September 30,
	March 2008	2007	2006	2005	2004
Per share operating performance
(For a share of capital stock outstanding throughout the period):

Net asset value – beginning of period	$6.05	$5.79	$8.84	$9.47	$9.46

Income from investment operations:

Net investment income (loss)	(0.19)	(0.45)	(0.44)	(0.46)	(0.47)

Net realized and unrealized gain (loss) on investment transactions	(1.14)	0.40	(2.61)	(0.17)	0.48

Total from investment operations	(1.33)	(0.05)	(3.05)	(0.63)	0.01

Increase in net asset value due to conversion of debt to capital stock		0.31

Assets contributed by shareholders	0.21

Total increase (decrease) in net asset value for the period	(1.12)	0.26	(3.05)	(0.63)	0.01

Net asset value – end of period	$4.93	$6.05	$5.79	$8.84	$9.47

Number of shares outstanding at end of period	1,465,837	1,465,837	977,223	977,233	977,233

Market value at end of period	5.80	5.85	7.55	10.55	9.20

Average debt per share	1.15	2.43	5.56	5.38	6.41

Ratios:
Expense to average net assets	3.58%	6.16%	6.87%	4.56%	4.61%
Net investment income (loss) to average net assets	(3.59%)	(6.14%)	(6.37%)	(4.64%)	(4.72%)
Portfolio turnover	15.74%	5.47%	0.00%	3.56%	4.26%

Total Return (a)	(0.90%)	(28.40%)	(28.44%)	14.67%	(21.03%)

(a)	Total Return. A periodic measure of a fund’s overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

ENGEX, INC.

SUPPLEMENTAL INFORMATION
(UNAUDITED)

Independent Auditor Change

Raich Ende Malter & Co. LLP was the independent auditors of the Fund for the fiscal years ended September 30, 2007 and 2006 and the independent auditors that provided the financial statements for the fiscal year ended September 30, 2005.  Eisner LLP had been approved, and the approval was ratified by stockholders, as the Fund’s independent auditors for the fiscal year ended September 30, 2005.  On March 23, 2005, the Audit Committee, on behalf of the Fund, upon recommendation of Fund management, terminated the engagement of Eisner LLP.  There were no disagreements between the Fund and Eisner. During the past two fiscal years, neither of the principal accountant’s reports on the financial statements of the Fund contained an adverse opinion or a disclaimer of opinion, and was neither qualified nor modified as to uncertainty, audit scope, or accounting principles.

Board Approval of Investment Advisory Agreement

At its meeting held on January 9, 2008, the Directors of the Fund, including a majority of the Directors who are not “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940), met in person and voted to approve the continuation of the investment advisory agreement between the Fund and American Investors Advisors, Inc. (the “Adviser”) (the “Agreement”).  In reaching their decision to approve the continuation of the Agreement, the Directors considered information requested by them and provided by the Adviser.

In addition to discussing the Adviser’s capabilities with management of the Adviser, the Directors received materials provided by Lipper, Inc. (“Lipper”) comparing the Fund’s expenses and performance with other similar funds determined by Lipper to be comparable to the Fund.  In addition, the Directors received from Fund counsel a memorandum discussing the legal standards for their consideration of the Agreement.  In their deliberations, the Directors did not identify any particular information that was all important or controlling, and each Director may have attributed different weight to various factors.  The Directors considered whether the continuation of the Agreement would be in the best interests of the Fund and its stockholders and whether the fee to be paid under the Agreement was fair and reasonable in relation to the services to be rendered by the Adviser.

With respect to the nature, extent and quality of the advisory services provided by the Adviser, it was noted that the Fund was the only entity utilizing the Adviser’s services and that it was the smallest fund in the expense group provided by Lipper in its customized report, making it difficult to make direct comparisons given the fixed expenses incurred and minimum services that must be provided in managing the Fund.  The Directors determined that the Adviser’s general investment philosophy had not changed and concluded that, because of the size of the Fund and the likelihood that another adviser would be unwilling to manage a portfolio of the Fund’s size at the fee currently being paid, it was impractical for the Directors to consider a different adviser.  Based on this review, the Directors concluded that retaining the Adviser would be most appropriate for the Fund.

In assessing the fee to be paid by the Fund, the Directors noted that the Fund was above the median with respect to the fees paid by the Lipper comparison group.  It was also noted that the Fund ranked seventh in the Lipper expense group of eight companies and that its ranking had not changed from previous years.  The Directors considered that the Adviser does not waive any of it fee, nor does it reimburse to the Fund any of the Fund’s expenses.  The Directors also considered the fact that the Fund is not able to avail itself of the special tax treatment under the Internal Revenue Code afforded to registered investment companies and is, therefore, taxed as a corporation.  The Directors concluded that because the Fund was significantly smaller than any other fund in the comparative group, evaluating the Fund with respect to the other funds was of little relevance.

ENGEX, INC.

The Directors also considered the Fund’s performance for the quarter ended September 30, 2007, and the one-, three- and five-year periods ending September 30, 2007.  The Directors noted that performance was unfavorable for all of the periods when measured against the Lipper performance group.  The Directors recognized that the Fund was unique in that approximately 75% of the value of its portfolio was comprised of the securities of one issuer, and that the Fund’s performance would generally not improve until the value of those securities improved.

The Directors noted that even though the Adviser was financially sound, it generally did not make a profit from the fees paid by the Fund.  They also noted that since common management by the Adviser was not shared with other funds, it was difficult for the Adviser to realize economies of scale and that, as a closed-end fund, the Fund’s assets would not grow.

Based on its evaluation of all materials factors, including those described above, the Directors concluded that the continuation of the Agreement was in the best interests of the Fund and its stockholders.

Board of Directors

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Directors Considered to be “Interested Persons”
J. Morton Davis, 79	President and Director	Since 1968.	Chairman, President, Director and sole stockholder of D.H. Blair Investment Banking Corp.; President, Chairman and CEO of the Investment Adviser.	None
Dov Perlysky, 45	Director	Since 1999.	Managing member, Nesher, LLC (financial services) (November 1, 2002 to present); Vice President, Private Client Group at Laidlaw Global Securities (to October 31, 2002).	Pharma-Bio Serv, Inc. Highlands State Bank
Directors Considered to be Independent
Jerome Fisch, 81	Director	Since 1975.	Attorney.	None
Howard Spindel, 62	Director	Since 2004.	Senior Managing Director, Integrated Management Solutions (consulting).	Pharma-Bio Serv, Inc.
Leonard Toboroff, 75	Director	Since 1993.	Vice Chairman of Allis/Chalmers Energy Corp.	Allis/Chalmers Energy Corp.

Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ENGEX, INC.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without change, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without change, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

    Not Applicable

Item 3.	Audit Committee Financial Expert.

    Not Applicable

Item 4.	Principal Accountant Fees and Services.

    Not Applicable

Item 5.	Audit Committee of Listed Registrants.

    Not Applicable

Item 6.	Schedule of Investments.

    Schedule appears as part of the report to stockholders filed in response to Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

    Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

    Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

    There were no purchases of shares of registrant's equity securities by or on behalf of the Registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended.

Item 10.	Submission of Matters to a Vote of Security Holders.

    Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.	Controls and Procedures.

(a)  Registrant's principal executive and principal financial officers conclude that registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), are effective based on their evaluation within the last 90 days of those controls and procedures as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) under the Securities Exchange Act of 1934.

(b)  There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during Registrant’s fiscal quarter ended March 31, 2008 that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)(i)	Certification of principal executive officer

(a)(2)(ii)	Certification of principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By      /s/ J. Morton Davis
J. Morton Davis

Date  June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By            /s/ J. Morton Davis
J. Morton Davis, President

Date  June 6, 2008

By             /s/ Gilbert Jackson
Gilbert Jackson, Treasurer

Date  June 6, 2008

Exhibit (a)(1)

I, J. Morton Davis, certify that:

1.        I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.        Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.        Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.        The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)        Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)        Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)        Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)        Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.        The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)        All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)        Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 6, 2008

/s/ J. Morton Davis
J. Morton Davis
President

Exhibit (a)(2)

I, Gilbert Jackson, certify that:

1.        I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.        Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.        Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.        The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)        Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)        Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)        Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.        The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)        All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)        Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 6, 2008

/s/ Gilbert Jackson
Gilbert Jackson
Treasurer

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2008 of Engex, Inc. (the "Registrant").

I, Gilbert Jackson, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge:

1.        the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.        the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

June 6, 2008

/s/ Gilbert Jackson
Gilbert Jackson
Treasurer

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2008 of Engex, Inc. (the "Registrant").

I, J. Morton Davis, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge:

1.        the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.        the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

June 6, 2008

/s/ J. Morton Davis
J. Morton Davis
President

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.